Contract assets (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Contract assets, beginning	R$ 7,605,061
Contract assets, ending	7,210,906	R$ 7,605,061
Transmission Service Concession Contract [Member]
Disclosure of fair value measurement of assets [line items]
Contract assets, beginning	5,403,103	5,310,476
Realization of gains/losses in business combinations	722	722
Transfers to electricity grid use charges - customers	(815,428)	(718,826)
Transfers to property, plant and equipment	(5,185)	(4,086)
Transfers from litigations	(2,994)	(458)
Auditor's remuneration	805,727	716,030
Construction revenue	95,610	85,181
Construction income	2,040	1,410
Gain from inefficiency	25,863	12,654
Contract assets, ending	5,509,458	5,403,103
Concession Assets [Member] | Transmission Service Concession Contract [Member]
Disclosure of fair value measurement of assets [line items]
Contract assets, beginning	4,087,156	3,894,276
Realization of gains/losses in business combinations	722	722
Transfers to electricity grid use charges - customers	(508,832)	(423,851)
Transfers to property, plant and equipment	(5,185)	(4,086)
Transfers from litigations	(2,994)	(458)
Auditor's remuneration	617,622	521,308
Construction revenue	95,610	85,181
Construction income	2,040	1,410
Gain from inefficiency	25,863	12,654
Contract assets, ending	4,312,002	4,087,156
R B S E Assets [Member] | Transmission Service Concession Contract [Member]
Disclosure of fair value measurement of assets [line items]
Contract assets, beginning	1,315,947	1,416,200
Realization of gains/losses in business combinations	0	0
Transfers to electricity grid use charges - customers	(306,596)	(294,975)
Transfers to property, plant and equipment	0	0
Transfers from litigations	0	0
Auditor's remuneration	188,105	194,722
Construction revenue	0	0
Construction income	0	0
Gain from inefficiency	0	0
Contract assets, ending	R$ 1,197,456	R$ 1,315,947